Borrowings	12 Months Ended
Mar. 31, 2019
Borrowings [Abstract]
Borrowings

11. Borrowings:

The following table presents short-term and long-term borrowings of Nomura as of March 31, 2018 and 2019.

	Millions of yen
	March 31
	2018	2019
Short-term borrowings(1):
Commercial paper	¥179,291	¥313,000
Bank borrowings	108,801	77,101
Other	455,405	451,657

Total	¥743,497	¥841,758

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,929,128	¥3,109,606
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	917,154	925,215
Non-Japanese yen denominated	1,127,503	1,048,497
Floating-rate obligations:
Japanese yen denominated	725,235	848,470
Non-Japanese yen denominated	174,205	265,154
Index / Equity-linked obligations:
Japanese yen denominated	850,291	978,438
Non-Japanese yen denominated	631,674	715,891

	4,426,062	4,781,665

Subtotal	7,355,190	7,891,271

Trading balances of secured borrowings	27,317	24,498

Total	¥7,382,507	¥7,915,769

(1)	Includes secured borrowings of ¥96,840 million as of March 31, 2018 and ¥173,690 million as of March 31, 2019.
(2)	Includes secured borrowings of ¥111,147 million as of March 31, 2018 and ¥65,517 million as of March 31, 2019.
(3)	Includes secured borrowings of ¥888,088 million as of March 31, 2018 and ¥910,224 million as of March 31, 2019.

Trading balances of secured borrowings

These are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. These borrowings are part of Nomura’s trading activities intended to generate profits from the distribution of financial products secured by those financial assets.

Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2018	2019
Debt issued by the Company	¥2,869,462	¥2,869,376
Debt issued by subsidiaries—guaranteed by the Company	2,232,635	2,590,768
Debt issued by subsidiaries—not guaranteed by the Company(1)	2,280,410	2,455,625

Total	¥7,382,507	¥7,915,769

(1)	Includes trading balances of secured borrowings.

As of March 31, 2018, fixed-rate long-term borrowings mature between 2018 and 2067 at interest rates ranging from 0.00% to 17.00%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2018 and 2048 at interest rates ranging from 0.00% to 5.74%. Index / Equity-linked obligations mature between 2018 and 2048 at interest rates ranging from 0.00% to 40.00%.

As of March 31, 2019, fixed-rate long-term borrowings mature between 2019 and 2067 at interest rates ranging from 0.00% to 24.40%. Excluding perpetual subordinated debts, floating-rate obligations, which are generally based on LIBOR, mature between 2019 and 2049 at interest rates ranging from 0.00% to 6.78%. Index / Equity-linked obligations mature between 2019 and 2049 at interest rates ranging from 0.00% to 30.30%.

Certain borrowing agreements contain provisions whereby the borrowings are redeemable at the option of the borrower at specified dates prior to maturity and include various equity-linked or other index-linked instruments.

Nomura enters into swap agreements to manage its exposure to interest rates and foreign exchange rates. Principally, debt securities and notes issued are effectively converted to LIBOR-based floating rate obligations through such swap agreements. The carrying value of the long-term borrowings includes adjustments to reflect fair value hedges.

Following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges as of March 31, 2018 and 2019.

	March 31
	2018	2019
Short-term borrowings	0.55%	1.00%
Long-term borrowings	1.13%	1.33%
Fixed-rate obligations	1.25%	1.28%
Floating-rate obligations	1.19%	1.57%
Index / Equity-linked obligations	0.79%	0.86%

Maturities of long-term borrowings

The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2019:

Year ending March 31	Millions of yen
2020	¥801,209
2021	1,030,671
2022	630,651
2023	632,196
2024	701,620
2025 and thereafter	4,094,924

Subtotal	7,891,271

Trading balances of secured borrowings	24,498

Total	¥7,915,769

Borrowing facilities

As of March 31, 2018 and 2019, Nomura had unutilized borrowing facilities of ¥nil and ¥nil, respectively.

Subordinated borrowings

As of March 31, 2018 and 2019, subordinated borrowings were ¥428,200 million and ¥418,200 million, respectively.